Consolidated statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Total	Capital Stock	Cumulative Losses	Reserve for Share - Based Payments
Equity at Dec. 31, 2021	$ (4,451,940)	$ 471,282	$ (5,086,568)	$ 163,346
Net loss for the year	(565,110)		(565,110)
Share - based payments	303,789			303,789
Equity at Dec. 31, 2022	(4,713,261)	471,282	(5,651,678)	467,135
Net loss for the year	(306,153)		(306,153)
Share - based payments	384,566			384,566
Equity at Dec. 31, 2023	$ (4,634,848)	$ 471,282	$ (5,957,831)	$ 851,701